Fees Summary	Sep. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,003,125.00
Previously Paid Amount	3,521.30
Total Fee Amount	1,837.68
Total Offset Amount
Net Fee	$ 0